UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2016 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%‡
	Shares	Value
CONSUMER DISCRETIONARY — 8.6%
Entravision Communications, Cl A	296,827	$2,214,329
Ethan Allen Interiors (A)	98,054	2,618,042
Hibbett Sports * (A)	58,900	1,894,224
Kirkland’s	165,470	1,957,510
Red Robin Gourmet Burgers *	35,197	2,173,063

		10,857,168

ENERGY — 3.2%
Natural Gas Services Group *	60,919	1,152,587
Panhandle Oil and Gas, Cl A (A)	94,934	1,369,898
RPC (A)	126,355	1,575,647

		4,098,132

FINANCIAL SERVICES — 29.5%
Avenue Financial Holdings *	64,705	1,244,924
Banner	57,604	2,390,566
Bryn Mawr Bank	71,350	1,871,510
Columbia Banking System	70,381	2,085,389
CU Bancorp *	61,336	1,401,528
Enterprise Financial Services	95,915	2,723,027
Financial Institutions	106,955	2,935,915
Flushing Financial	70,628	1,553,816
Hanmi Financial	14,297	310,245
Heritage Financial	140,216	2,539,312
Live Oak Bancshares (A)	43,747	622,957
National Commerce * (A)	72,501	1,667,523
OceanFirst Financial	41,900	742,468
Pacific Continental	144,597	2,333,796
PacWest Bancorp	53,581	1,966,958
Park Sterling (A)	305,542	2,236,567
Renasant	82,760	2,627,630
Sterling Bancorp	130,228	2,045,882
Sun Bancorp *	67,000	1,405,660
WSFS Financial (A)	83,692	2,432,090

		37,137,763

HEALTH CARE — 15.3%
AMAG Pharmaceuticals * (A)	59,237	1,357,120
Cambrex *	55,165	1,910,915
Cardiome Pharma *	343,803	2,275,976
HealthStream * (A)	84,402	1,848,404
Invacare	184,485	2,842,914
Natus Medical *	67,141	2,368,734
Supernus Pharmaceuticals *	160,906	1,824,674
US Physical Therapy	47,372	2,423,078
Vascular Solutions *	86,531	2,367,488

		19,219,303

PRODUCER DURABLES — 27.2%
Altra Industrial Motion	35,945	807,324

	Shares	Value
PRODUCER DURABLES — continued
AZZ	54,767	$2,819,405
CRA International *	117,723	2,193,180
Exponent	42,001	2,155,071
Federal Signal	140,490	2,077,847
GP Strategies *	90,023	2,177,656
Hurco	71,754	1,937,358
Insteel Industries	102,504	2,512,373
Kadant	40,754	1,581,663
Knight Transportation (A)	72,280	1,768,692
Lydall *	73,632	2,080,104
Marten Transport	88,913	1,491,960
Multi-Color	43,270	2,727,308
NN	105,267	1,275,836
Old Dominion Freight Line *	28,348	1,554,321
On Assignment *	70,053	2,707,549
SP Plus *	103,240	2,317,738

		34,185,385

TECHNOLOGY — 11.6%
CalAmp * (A)	154,281	2,622,777
Connecture * (A)	223,297	526,981
GSI Group *	229,356	2,834,840
GTT Communications *	133,743	1,991,434
Inphi *	108,939	3,023,057
NeoPhotonics *	138,100	1,238,757
Virtusa *	52,311	2,339,348

		14,577,194

TOTAL COMMON STOCK (Cost $115,517,454)		120,074,945

SHORT-TERM INVESTMENTS —15.2%
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.014% (B) (C)	13,242,493	13,242,493
BlackRock Liquidity Funds T-Fund, Portfolio Shares, 0.010% (B)	5,855,592	5,855,592
Total Short-Term Investments (Cost $19,098,084)		19,098,085

Total Investments — 110.6% (Cost $134,615,538) †		$139,173,030

Percentages are based on Net Assets of $125,813,411.
*		Non-income producing security.
Cl	—	Class
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $13,242,450.
(B)		The rate reported is the 7-day effective yield as of January 31, 2016.
(C)		This security was purchased with cash collateral held from securities on loan.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2016 (UNAUDITED)

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $134,615,538, and the unrealized appreciation and depreciation were $12,957,725 and $(8,400,233) respectively.

As of January 31, 2016 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-1000

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016